31-Jul-2012
Principal Note
Payment Factor
41,532,640.51 0.244840
0.00 1.000000
0.00 1.000000
0.00 1.000000
41,532,640.51
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
31-Jul-2012
Determination Date 13-Aug-2012
Amounts in USD
Dates
Collection Period No. 5
Record Date 14-Aug-2012
Payment Date 15-Aug-2012
Collection Period (from... to) 1-Jul-2012
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jul-2012 15-Aug-2012 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 16-Jul-2012 15-Aug-2012 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 495,000,000.00 495,000,000.00 495,000,000.00
Face Amount
Class A-1 Notes 345,000,000.00 126,002,491.87 84,469,851.36 120.384465
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00
0.000000
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
0.000000
Total Note Balance
1,430,264,000.00
1,211,266,491.87
1,169,733,851.36
970,277,722.25
present value of lease payments 697,529,576.24 536,933,042.18 505,031,954.50
Total Securitization Value
1,697,643,474.41
1,516,842,317.26
1,475,309,676.75
Amount Percentage
Initial Overcollateralization Amount 267,379,474.41 15.75%
present value of Base Residual Value 1,000,113,898.17 979,909,275.08
Payment
Target Overcollateralization Amount 305,575,825.39 18.00%
Current Overcollateralization Amount 305,575,825.39 18.00%
36,097.61 0.104631
Interest Rate Interest Payment $1000 Face Amount
41,568,738.12 120.489096
Class A-2 Notes 0.660000% 272,250.00 0.550000 272,250.00 0.550000
Class A-1 Notes 0.343780%
90,293.73 0.891667
Class A-3 Notes 0.880000% 358,600.00 0.733333
Total
757,241.34
358,600.00 0.733333
Class A-4 Notes 1.070000% 90,293.73 0.891667
Interest & Principal
$42,289,881.85
Interest & Principal
per $1000 Face Amount
Lease Payments Received 32,770,580.55 (1) Total Servicing Fee 1,264,035.26
Available Funds
Distributions
Net Sales Proceeds-scheduled terminations 3,669,650.44 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Nonrecoverable Advances to the Servicer 0.00
Excess mileage included in Net Sales Proceeds 83,285.78 (4) Priority Principal Distribution Amount 0.00
Excess wear and tear included in Net Sales Proceeds 8,028.74 (3) Interest Distributable Amount Class A Notes 757,241.34
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount 41,532,640.51
Subtotal
53,573,360.92 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 3,438.26 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Account Draw Amount 0.00
Total Distribution
53,576,799.18
Total Available Collections
53,576,799.18 (9) Excess Collections to Certificateholders 10,022,882.07
Total Servicing Fee 1,264,035.26 1,264,035.26 0.00
Total Available Funds
53,576,799.18
Distribution Detail
Amount Due Amount Paid Shortfall
0.00
Monthly Interest Distributable Amount 757,241.34 757,241.34 0.00
Total Trustee Fee
Total Trustee Fee 0.00 0.00
thereof on Class A-2 Notes 272,250.00 272,250.00 0.00
thereof on Class A-1 Notes 36,097.61 36,097.61 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 757,241.34 757,241.34 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Regular Principal Distribution Amount 41,532,640.51 41,532,640.51 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Principal Distribution Amount 41,532,640.51 41,532,640.51 0.00
17,133,129.93 Net Sales Proceeds-early terminations (including Defaulted Leases)
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
plus Net Investment Earnings for the Collection Period 524.14
minus Net Investment Earnings 524.14
Reserve Fund Amount - Beginning Balance 8,488,217.37
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 524.14
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Notice to Investors
Net Investment Earnings on the Exchange Note
Collection Account
2,914.12
Investment Earnings for the Collection Period 3,438.26
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Securitization Value beginning of Collection Period 1,516,842,317.26 42,994
Terminations- Scheduled 2,999,212.34
Repurchase Payment (excluding interest) 0.00
Principal portion of lease payments 23,822,103.25
Terminations- Early 13,399,081.28
42,345
Pool Factor 86.90%
As of Cutoff Date Current
Gross Losses 1,312,243.64
Securitization Value end of Collection Period 1,475,309,676.75
Weighted Average Securitization Rate 6.66% 6.65%
Weighted Average Remaining Term (months) 25.04 19.68
Weighted Average Seasoning (months) 12.37 17.62
Aggregate Base Residual Value 1,139,551,610.25 1,073,326,099.42
Actual lifetime prepayment speed 0.62%
Delinquency Profile *
Amount ** Number of Leases
Cumulative Turn-in Ratio 61.02%
Proportion of base prepayment assumption realized life to date 166.94%
31-60 Days Delinquent 2,546,023.94 70 0.17%
Percentage
Current 1,472,080,387.51 42,256 99.78%
91-120 Days Delinquent 208,814.83 6 0.01%
61-90 Days Delinquent 474,450.47 13 0.03%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 1,032,305.80
Total 1,475,309,676.75 42,345 100.00%
Current Net Credit Loss / (Gain) (104,899.53)
Cumulative Net Credit Loss / (Gain) 116,429.36
Less Liquidation Proceeds 784,653.28
Less Recoveries 352,552.05
(15,073,846.37)
Securitization Value of Liquidated Leases BOP 16,678,231.46
Less sales proceeds and other payments received during
Collection Period
20,118,524.55
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.007%
Residual Loss
Current
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.888%)
Current Residual Loss / (Gain) (3,440,293.09)
Cumulative Residual Loss / (Gain)